Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment of Intangible Assets, Finite-lived	$ 0	$ 0	$ 3,892
Amortization expense	$ 46,700	$ 48,000	43,400
RACO Wireless, LLC | Computer Software, Intangible Asset [Member]
Impairment of Intangible Assets, Finite-lived			$ 3,900